CONSOLIDATED STATEMENTS OF PROFIT OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	$ 2,948	¥ 18,735	¥ 42,498	¥ 147,179
Cost of sales	(2,910)	(18,494)	(39,215)	(132,141)
Gross profit	38	241	3,283	15,038
Selling and distribution expenses	(145)	(922)	(758)	(828)
Administrative expenses	(3,598)	(22,869)	(18,853)	(19,904)
Other income/(losses)	(29)	(183)	1,616	1,431
Fair value gain/(loss) on financial instruments, net	(6,034)	(38,349)	31,334
Impairment losses on financial assets	(524)	(3,330)	(4,162)	(9,367)
Impairment loss on intangible assets				(16,662)
Impairment loss on goodwill				(31,478)
Finance costs	(686)	(4,359)	(3,749)	(340)
Finance income	2,665	16,935	15,468	12,808
(LOSS)/PROFIT BEFORE INCOME TAX	(8,313)	(52,836)	24,179	(49,302)
Income tax benefit/(expense)	(336)	(2,135)	(1,258)	1,374
(LOSS)/PROFIT FOR THE YEAR	(8,649)	(54,971)	22,921	(47,928)
ATTRIBUTABLE TO:
Owners of the Company	(7,576)	(48,152)	24,336	(43,042)
Non-controlling interests	(1,073)	(6,819)	(1,415)	(4,886)
(LOSS)/PROFIT for the year	$ (8,649)	¥ (54,971)	¥ 22,921	¥ (47,928)
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
- (Loss)/earnings per share | (per share)	$ (0.19)	¥ (1.18)	¥ 0.78	¥ (1.54)